EARNINGS PER SHARE	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

NOTE 16 - EARNINGS PER SHARE

The two-class method is used in the calculation of basic and diluted earnings per share. Under the two-class method, earnings available to common shareholders for the period are allocated between common shareholders and participating securities according to dividends declared (or accumulated) and participating rights in undistributed earnings. The factors used in the earnings per computation follow (dollars in thousands):

	December 31,		September 30,
	2013	2012	2013	2012
Basic
Net income (loss)	$(160)	$434	$2,156	$1,579
Less: Net income (loss) attributable to participating securities	(6)	-	(45)	-
Net income (loss) available to common shareholders	$(154)	$434	$2,111	$1,579

Weighted average common shares outstanding	3,350,672	3,372,375	3,359,638	3,372,375
Less: Average unallocated ESOP shares	(252,781)	(266,268)	(256,291)	(267,238)
Average participating shares	(134,119)	-	(61,753)	-
Average shares	2,963,772	3,106,107	3,041,594	3,105,137

Basic earnings (loss) per common share	$(0.05)	$0.14	$0.69	$0.51

Diluted
Net income (loss)	$(154)	$434	$2,111	$1,579

Weighted average common shares outstanding for basic earnings (loss) per common share	2,963,772	3,106,107	3,041,594	3,105,137
Add: Dilutive effects of assumed exercises of stock options	-	-	-	-

Average shares and dilutive potential common shares	2,963,772	3,106,107	3,041,594	3,105,137

Diluted earnings (loss) per common share	$(0.05)	$0.14	$0.69	$0.51

There were no potentially dilutive securities outstanding as of December 31, 2013 or 2012 or September 30, 2013 or 2012. Stock options of 300,000 shares of common stock were not considered in computing diluted earnings per common share for December 31, 2013 because they were antidilutive and stock options of 290,000 shares of common stock were not considered in computing diluted earnings per common share for September 30, 2013 because they were antidilutive.

NOTE 8 – EARNINGS PER SHARE

The factors used in the earnings per share computation for the three and nine months ended September 30, 2014 and 2013, were as follows (in thousands):

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

Basic
Net income	$883	$398	$969	$1,722
Less: Earnings allocated to participating securities	23	45	30	45
Net income allocated to common shareholders	860	353	939	1,677

Weighted average common shares outstanding	3,881,917	3,350,672	3,737,468	3,350,672
Less: Average unallocated ESOP shares	(239,439)	(252,928)	(239,439)	(252,928)
Average participating shares	(100,624)	(133,548)	(113,805)	(82,183)
Average shares	3,541,854	2,964,196	3,384,224	3,015,561

Basic earnings per common share	$0.24	$0.12	$0.28	$0.56

Diluted
Net income	$860	$353	$939	$1,677

Weighted average common shares outstanding for basic earnings per common share	3,541,854	2,964,196	3,384,224	3,015,561
Add: Dilutive effects of assumed exercises of stock options	-	-	-	-

Average shares and dilutive potential common shares	3,541,854	2,964,196	3,384,224	3,015,561

Diluted earnings per common share	$0.24	$0.12	$0.28	$0.56

There were no potentially dilutive securities outstanding at September 30, 2014 or 2013. Stock options of 299,500 and 300,000 shares of common stock were not considered in computing diluted earnings per common share for 2014 or 2013, respectively, because they were antidilutive.